Convertible Notes (Details Narrative) (10-K)																																																							3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 02, 2020 USD ($) $ / shares	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($) Integer	Nov. 30, 2018 USD ($)	Nov. 07, 2018 USD ($)	Oct. 02, 2018 USD ($) Integer	Sep. 12, 2018 USD ($)	Sep. 06, 2018 USD ($)	Aug. 29, 2018 USD ($) Integer	Aug. 29, 2018 USD ($)	Aug. 28, 2018 USD ($) Integer $ / shares	Jul. 24, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Jun. 30, 2018 USD ($) $ / shares	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($) Integer	Jun. 14, 2018 USD ($)	May 31, 2018 USD ($)	May 18, 2018 USD ($)	May 15, 2018 USD ($) Integer $ / shares	Apr. 13, 2018 USD ($) Integer	Mar. 23, 2018 USD ($) Integer	Mar. 12, 2018 USD ($)	Mar. 05, 2018 USD ($) Integer $ / shares	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 22, 2018 USD ($) Integer $ / shares	Jan. 02, 2018 USD ($) $ / shares shares	Dec. 29, 2017 USD ($) Integer	Dec. 29, 2017 USD ($) Integer	Dec. 06, 2017 USD ($)	Nov. 03, 2017 USD ($) Integer $ / shares	Sep. 21, 2017 USD ($) Integer	Sep. 14, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer	Aug. 09, 2017 USD ($) Integer	Jul. 24, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 26, 2017 USD ($)	May 04, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 02, 2017 USD ($) Integer	Feb. 16, 2017 USD ($) Integer $ / shares	Jan. 27, 2017 USD ($) Integer	Dec. 21, 2016 USD ($)	Dec. 12, 2016 USD ($) Integer	Nov. 18, 2016 USD ($) Integer $ / shares	Sep. 13, 2016 USD ($)	Oct. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Sep. 10, 2019 $ / shares shares	Jun. 24, 2019 $ / shares	Feb. 25, 2019 USD ($)	Oct. 03, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 02, 2016 USD ($) shares
Convertible debt principal amount	$ 267,187
Warrants to purchase of common stock, shares | shares																																																													1,000,000
Warrants exercise price per share | $ / shares																																																													$ 2.00
Convertible debenture																																																							$ 216,400		$ 216,400
Derivative liability of convertible debenture																	$ 371,532																																						924,744		924,744		$ 698,264	$ 371,532					$ 881,172
Debt conversion of converted amount																																																									318,768
Gain (loss) on extinguishment of debt, net	146,367																																																						20,176	$ (20,355)	20,176	$ 1,165,516	1,204,242	251,392
Long-term debt																	3,096,935																																						2,016,365		$ 2,016,365		$ 1,076,785	3,096,935
Common stock trading volume, percent																																																									4.99%		4.99%
Debt premium amount																	$ 1,731,167																																						$ 1,151,106		$ 1,151,106		$ 613,003	$ 1,731,167
Common stock, par value | $ / shares																	$ 0.001																																						$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Additional paid in capital	$ 410,750																$ 38,214,213																																						$ 47,766,162		$ 47,766,162		$ 45,713,322	$ 38,214,213
Debt conversion price per share | $ / shares	$ 0.165
Proceeds from convertible debt																																																									1,130,000	1,054,089	1,369,000	2,890,080
Embedded derivative, fair value of embedded derivative liability																	371,532																																						924,744		924,744		698,264	371,532
Debt discount related to note issuance																																																											180,000	543,744
Amortization of debt discount																																																									307,085	$ 303,813	389,673	853,459
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest																	7,773																																											7,773
Eagle Equities, LLC [Member] | December 21 Eagle Back End Note [Member]
Accrued interest																	5,656																																											5,656
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																																											360,470
Initial Securities Purchase Agreement and Debenture [Member] | Delafield Investments Limited [Member]
Purchaser for investment amount																																																						$ 4,000,000
Debt instrument, interest rate, stated percentage																																																						5.00%
Convertible debt principal amount																																																						$ 4,350,000
Warrant term																																																						4 years
Warrants to purchase of common stock, shares | shares																																																						104,762
Warrants exercise price per share | $ / shares																																																						$ 1,500
Convertible debenture																																$ 340,181																																	720,271
Derivative liability of convertible debenture																																																																	252,303
Accrued interest																	8,250																																											8,250
Debt conversion of converted amount																																																												380,090
Gain (loss) on extinguishment of debt, net																																$ 199,339
Additional Issuance Agreement [Member]
Long-term debt																																																					$ 150,000
Debt original issue discount, rate																																																					5.00%
Additional Issuance Debenture [Member]
Convertible debt principal amount																																																					$ 165,000
Convertible debenture																	165,000																																											165,000					165,000
Derivative liability of convertible debenture																																																																	54,727
Accrued interest																	8,250																																											8,250					8,250
December 2016 Letter Agreement [Member]
Debt instrument, interest rate, stated percentage																																																																		8.00%
Convertible debt principal amount																																																																		$ 150,000
Warrant term																																2 years
Warrants to purchase of common stock, shares | shares																																208																																		960,000
Warrants exercise price per share | $ / shares																																$ 6,250
Convertible debenture																																$ 150,000																																	150,000
Accrued interest																																$ 16,899																																	6,937
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																			8.00%
Convertible debt principal amount																																																			$ 100,000
Debt maturity date																																																			Dec. 12, 2017
Debt instrument, term																																																			1 year
Common stock trading volume, percent																																																			60.00%
Common stock trading days | Integer																																																			10
Payment of notes receivable																																														$ 100,000
Legal fees																																														5,000
Proceed from note receivable net																																														$ 95,000
Debt premium amount																																																			$ 66,667
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest																	8,296																																											8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Eagle Back-End Note [Member]
Convertible debt principal amount																																																											100,000
Accrued interest																																																											13,144
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																		8.00%
Convertible debt principal amount																																																		$ 157,500
Debt maturity date																																																		Dec. 21, 2017
Common stock trading volume, percent																																																		60.00%
Payment of notes receivable																																													$ 157,500
Legal fees																																													7,500
Proceed from note receivable net																																													150,000
Debt premium amount																																													105,000
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																																	8.00%
Convertible debt principal amount																																											$ 190,000						$ 230,000
Debt maturity date																																																	Sep. 27, 2017
Debt instrument, term																																																	1 year
Common stock trading volume, percent																																																	60.00%
Common stock trading days | Integer																																																	10
Payment of notes receivable																																													$ 40,000
Legal fees																																											$ 11,250
Debt premium amount																																																	$ 153,333
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Note [Member]
Accrued interest																	14,988																																											14,988
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																											230,000
Accrued interest																																																											33,356
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																															8.00%
Convertible debt principal amount																																															$ 220,500
Debt maturity date																																															Mar. 01, 2018
Common stock trading volume, percent																																															60.00%
Common stock trading days | Integer																																															10
Payment of notes receivable																																										$ 220,500
Legal fees																																										10,500
Proceed from note receivable net																																										$ 210,000
Debt premium amount																																															$ 147,000
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Note [Member]
Accrued interest																	20,061																																											20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																																											220,500
Accrued interest																																																											19,526
August 9, 2017 Securities Purchase Agreement [Member] | August 2017 Eagle Back End Note [Member]
Convertible debt principal amount																																																											200,000
Accrued interest																																																											$ 30,568
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																								8.00%
Convertible debt principal amount																																								$ 200,000
Debt maturity date																																								Aug. 08, 2018
Debt instrument, term																																								1 year
Common stock trading volume, percent																																								60.00%
Common stock trading days | Integer																																								10
Payment of notes receivable																																						$ 200,000
Legal fees																																						10,000
Proceed from note receivable net																																						$ 190,000
Debt premium amount																																								$ 133,333
Debt instrument, default, interest rate																																																											24.00%
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount																	120,000																																										$ 80,000	120,000
Accrued interest																	5,273																																										6,850	5,273
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debt principal amount																																				$ 200,000
Debt maturity date																																				Jun. 25, 2018
Debt instrument, term																																				1 year
Common stock trading volume, percent																																				60.00%
Common stock trading days | Integer																																				10
Payment of notes receivable																																			$ 200,000
Legal fees																																			10,000
Proceed from note receivable net																																			$ 190,000
Debt premium amount																																				$ 133,333
Common stock, par value | $ / shares																																				$ 0.001
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Note [Member]
Accrued interest																																																											14,653
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																																							13,865		13,865		360,470
Accrued interest																																																							9,630		9,630		43,535
Additional paid in capital																																																											240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																																	8.00%	8.00%
Convertible debt principal amount																																	$ 532,435	$ 532,435																					158,100		158,100		360,470
Accrued interest																																																							22,478		22,478		20,065
Debt maturity date																																		Dec. 29, 2018
Common stock trading volume, percent																																		60.00%
Common stock trading days | Integer																																		10
Debt premium amount																																	$ 354,956	$ 354,956
Additional paid in capital																																																											240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt maturity date																																	Dec. 29, 2018
Common stock trading volume, percent																																	60.00%
Common stock trading days | Integer																																	10
Debt instrument, default, interest rate																																	24.00%
Debt conversion of convertible debt amount																																	$ 25,354
Payment of purchase price																																	507,081
Proceeds from convertible debt																																	$ 507,081
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																				$ 105,000																																							105,000
Accrued interest																																																											$ 6,674
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																				8.00%
Convertible debt principal amount																				$ 5,000
Debt original issue discount, rate																				10.00%
Debt maturity date																				Jun. 14, 2019
Common stock trading volume, percent																				60.00%
Debt premium amount																				$ 70,000
Debt instrument, default, interest rate																																																											24.00%
Percentage of outstanding shares of common stock																				4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																				50.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Legal fees														$ 3,750	$ 71,250
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																8.00%
Convertible debt principal amount																$ 75,000																																											$ 75,000
Accrued interest																$ 5,786
Debt maturity date																Jul. 13, 2019
Common stock trading volume, percent																60.00%
Common stock trading days | Integer																10
Debt premium amount																$ 50,000
Debt instrument, default, interest rate																																																											24.00%
Percentage of outstanding shares of common stock																4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage										8.00%	8.00%
Convertible debt principal amount										$ 105,000	$ 105,000																																												105,000		105,000		$ 105,000
Accrued interest																																																							19,746		$ 19,746		$ 7,042
Debt original issue discount, rate										10.00%
Debt maturity date										Aug. 31, 2019
Common stock trading volume, percent										60.00%
Common stock trading days | Integer										10
Legal fees										$ 5,000
Proceed from note receivable net										100,000
Debt premium amount										$ 70,000	$ 70,000
Debt instrument, default, interest rate																																																									24.00%		24.00%
Percentage of outstanding shares of common stock										4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent										50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage							8.00%
Convertible debt principal amount							$ 210,000																																																210,000		$ 210,000		$ 210,000
Accrued interest																																																							29,227		$ 29,227		$ 12,473
Debt maturity date							Oct. 02, 2019
Common stock trading volume, percent							60.00%
Common stock trading days | Integer							10
Debt premium amount							$ 140,000
Debt instrument, default, interest rate																																																									24.00%		24.00%
Percentage of outstanding shares of common stock							4.99%
Debt instrument principal payment							$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage							8.00%
Convertible debt principal amount							$ 212,000																																																35,820		$ 35,820							$ 106,000
Accrued interest																																																							2,434		2,434
Debt maturity date							Oct. 02, 2019
Common stock trading volume, percent							61.00%
Common stock trading days | Integer							10
Debt premium amount							$ 67,771																																																22,901		$ 22,901		$ 44,690
Debt instrument, default, interest rate																																																									24.00%		24.00%
Percentage of outstanding shares of common stock							4.99%
Proceeds from convertible debt							$ 100,700
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Debt maturity date							Oct. 02, 2019
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage				8.00%	8.00%
Convertible debt principal amount				$ 105,000	$ 105,000																																																		105,000		$ 105,000		$ 105,000
Accrued interest																																																							10,540		$ 10,540		$ 4,879
Debt original issue discount, rate				10.00%
Debt maturity date				Nov. 30, 2019
Common stock trading volume, percent				61.00%
Common stock trading days | Integer				10
Debt premium amount				$ 67,131	$ 67,131
Debt instrument, default, interest rate																																																									24.00%		24.00%
Percentage of outstanding shares of common stock				4.99%
Debt instrument principal payment				$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent				51.00%	51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage			8.00%
Convertible debt principal amount			$ 126,000																																																				126,000		$ 126,000		$ 126,000
Accrued interest																																																							10,688		$ 10,688		$ 5,220
Debt original issue discount, rate			10.00%
Debt maturity date			Dec. 24, 2019
Common stock trading volume, percent			61.00%
Common stock trading days | Integer			10
Debt premium amount			$ 80,557
Debt instrument, default, interest rate																																																									24.00%		24.00%
Percentage of outstanding shares of common stock			4.99%
Debt instrument principal payment			$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent			51.00%
August 9, 2017, December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																	1,867,935																																						634,865		$ 634,865		$ 792,965	1,867,935
Accrued interest																	107,726																																						94,691		94,691		55,675	107,726
May 26, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | 8% Convertible Redeemable Junior Subordinated Promissory Note [Member]
Debt instrument, interest rate, stated percentage																																												8.00%
Convertible debt principal amount																																												$ 160,000
Accrued interest																	7,499																																											7,499
Debt maturity date																																												May 26, 2018
Common stock trading volume, percent																																												62.00%
Debt premium amount																																												$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																														$ 160,000
Debt maturity date																																									Mar. 24, 2018
Legal fees																														8,000
Proceed from note receivable net																														$ 152,000
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																									8.00%
Convertible debt principal amount																																									$ 160,000
Accrued interest																	8,169																																											8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																									8.00%
Convertible debt principal amount																																									$ 160,000																		35,000
Accrued interest																																																											5,829
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date													Jul. 24, 2018
Common stock trading volume, percent													62.00%
Common stock trading days | Integer													10
Debt premium amount													$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Convertible debt principal amount																	125,000																																											125,000
Accrued interest																	3,420																																											3,420
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																												$ 160,000
Debt maturity date																																					Mar. 24, 2018
Legal fees																												8,000
Proceed from note receivable net																												152,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																					8.00%
Convertible debt principal amount																																					$ 160,000																						130,000
Accrued interest																	1,289																																										9,695	1,289
Debt conversion of converted amount																	30,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																					8.00%
Convertible debt principal amount																																					$ 160,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																																					Sep. 12, 2018
Common stock trading volume, percent																																					62.00%
Common stock trading days | Integer																																					10
Debt premium amount																												$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Back-End Note [Member]
Convertible debt principal amount																																																											160,000
Accrued interest																																																											7,119
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																					$ 106,000
Debt maturity date																									Nov. 23, 2018
Legal fees																					5,300
Proceed from note receivable net																					100,700
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																									8.00%
Convertible debt principal amount																									$ 106,000																																		106,000
Accrued interest																																																											2,765
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																									8.00%
Convertible debt principal amount																									$ 106,000																																		106,000
Accrued interest																																																											4,740
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date																									Mar. 23, 2019
Common stock trading volume, percent																									62.00%
Common stock trading days | Integer																									10
Debt premium amount																					$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																								8.00%
Convertible debt principal amount								$ 150,000																$ 150,000																																			150,000
Accrued interest																																																											9,632
Legal fees								7,500
Proceed from note receivable net								$ 142,500
Debt premium amount																								$ 95,902
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																								8.00%
Convertible debt principal amount																								$ 150,000																																			150,000
Accrued interest																																																											1,606
Debt premium amount																								$ 95,902
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date																								Apr. 13, 2019
Common stock trading volume, percent																								61.00%
Common stock trading days | Integer																								10
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																	687,000																																										35,820	687,000
Accrued interest																	19,877																																										7,813	19,877
November 2016 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																																				10.00%
Convertible debt principal amount																																																				$ 250,000
Debt instrument, term																																																				2 years
November 2016 Consulting Agreement [Member] | First Convertible Note [Member]
Convertible debt principal amount																	19,639																																			$ 250,000								19,639					27,500
Convertible debenture																																																				$ 1,250
Accrued interest																																																																	1,664
Common stock trading volume, percent																																																				65.00%
Common stock trading days | Integer																																																				10
Debt conversion price per share | $ / shares																																																				$ 2.50
Embedded derivative, fair value of embedded derivative liability																																																				$ 255,757
November 2016 Consulting Agreement [Member] | Second Convertible Note [Member]
Convertible debt principal amount																																																$ 250,000
Convertible debenture																																																$ 1,250
Accrued interest																	31,021																																											31,021
Common stock trading volume, percent																																																65.00%
Common stock trading days | Integer																																																10
Debt conversion price per share | $ / shares																																																$ 2.50
Embedded derivative, fair value of embedded derivative liability																																																$ 409,416
August 10, 2017 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																							10.00%
Convertible debt principal amount																																							$ 310,000																9,000		9,000		9,000
Accrued interest																																																							26,653		26,653		25,917
Debt conversion of converted amount																																							$ 750
Debt maturity date																																							Aug. 10, 2019
Common stock trading volume, percent																																							65.00%
Common stock trading days | Integer																																							10
Debt instrument, default, interest rate																																							18.00%
Accrued expenses																	155,000																																										155,000	155,000					$ 155,000
Embedded derivative, fair value of embedded derivative liability																																							$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																	140,000																																										161,000	140,000
Accrued interest																	$ 10,764																																										19,418	$ 10,764
Debt conversion of converted amount																																																											161,000
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																															8.00%
Convertible debt principal amount																															$ 153,000																												153,000
Derivative liability of convertible debenture																															$ 180,251
Accrued interest																																																											6,185
Debt maturity date																															Jan. 22, 2019
Common stock trading volume, percent																															65.00%
Common stock trading days | Integer																															10
Legal fees																													$ 2,500
Proceed from note receivable net																													153,000
Percentage of outstanding shares of common stock																															4.99%
Debt conversion price per share | $ / shares																															$ 50.00
Diligence fees																													500
Net cash proceeds from convertible promissory note																													$ 150,000
Debt instrument market price per share | $ / shares																															$ 0.10
Debt conversion price, description																															If the Market Price is greater than or equal to $50.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $32.50. In the event Market Price is less than $50.00, the conversion price shall be the Variable Conversion Price.
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent																															150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																											8.00%
Convertible debt principal amount																											$ 53,000
Derivative liability of convertible debenture																											$ 65,231
Debt maturity date																											Mar. 05, 2019
Common stock trading volume, percent																											65.00%
Common stock trading days | Integer																											10
Legal fees																										$ 2,500
Proceed from note receivable net																										53,000
Percentage of outstanding shares of common stock																											4.99%
Debt conversion price per share | $ / shares																											$ 32.50
Diligence fees																										500
Net cash proceeds from convertible promissory note																										$ 50,000
Debt instrument market price per share | $ / shares																											$ 50.00
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent																											150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 5 2018 Power Up Note [Member]
Convertible debt principal amount												$ 53,000
Accrued interest												$ 2,033
Debt maturity date												Mar. 05, 2018
Debt penalty amount												$ 20,362
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount						$ 53,000																	$ 53,000
Derivative liability of convertible debenture																							$ 33,744
Accrued interest						1,696
Debt maturity date																							May 05, 2019
Common stock trading volume, percent																							65.00%
Common stock trading days | Integer																							10
Legal fees																						$ 2,500
Proceed from note receivable net																						53,000
Percentage of outstanding shares of common stock																							4.99%
Debt conversion price per share | $ / shares																							$ 32.50
Diligence fees																						500
Net cash proceeds from convertible promissory note																						$ 50,000
Debt instrument market price per share | $ / shares																							$ 50.00
Debt penalty amount						$ 20,715
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent																							150.00%
August 28, 2018 Securities Purchase Agreement [Member]
Debt Instrument, description												In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500, provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party such as the transfer agent.
August 28, 2018 Securities Purchase Agreement [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage												8.00%
Convertible debt principal amount												$ 53,000
Debt maturity date											Aug. 28, 2019
Legal fees											$ 2,500
Proceed from note receivable net											53,000
Debt instrument, default, interest rate												22.00%
Diligence fees											500
Net cash proceeds from convertible promissory note											$ 50,000
August 28, 2018 Securities Purchase Agreement [Member] | August 2018 Power Up Note [Member]
Convertible debt principal amount																																																															$ 53,000
Accrued interest																																																															$ 395
Penalty prepayment																																																											22,047
August 28, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | February 24, 2019 [Member]
Common stock trading volume, percent												65.00%
Common stock trading days | Integer												10
Percentage of outstanding shares of common stock												4.99%
Debt conversion price per share | $ / shares												$ 32.50
Embedded derivative, fair value of embedded derivative liability												$ 396,380
Debt instrument market price per share | $ / shares												$ 50.00
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Debt instrument, interest rate, stated percentage																			8.00%
Convertible debt principal amount			$ 113,000																$ 113,000
Accrued interest			4,508
Debt maturity date																			Jun. 26, 2019
Legal fees																			$ 3,000
Debt premium amount																			60,846
Net cash proceeds from convertible promissory note																			$ 110,000
Debt penalty amount			$ 51,380
Debt Instrument, description																			The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading days | Integer																			10
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																																																											100,000
Accrued interest																																																											7,479
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																																																											100,000
Accrued interest																																																											$ 8,137
Debt instrument, default, interest rate																																																											24.00%
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Enterprises Note [Member]
Payment of notes receivable									$ 100,000
Legal fees									5,000
Proceed from note receivable net									$ 95,000
Issuance on offsetting collateralized secured note																		$ 100,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note and July 2018 Coventry Back-End Note [Member]
Debt maturity date																																																											Jun. 29, 2019
Common stock trading volume, percent																																																											61.00%
Debt Instrument, description																																																											Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company's common stock.
Amortization of debt discount																																																											$ 63,934
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member]
Debt instrument, interest rate, stated percentage																		8.00%
Convertible debt principal amount																		$ 200,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																		100,000
Proceeds from convertible debt																		95,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																		$ 100,000
Debt maturity date																		Feb. 28, 2019
Redstart Holdings Corp Financing Agreement [Member]
Convertible debt principal amount																																																							46,600		46,600
Amortization of debt discount																																																									18,266
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent		65.00%
Debt instrument, default, interest rate		22.00%
Debt conversion price per share | $ / shares		$ 32.50
Embedded derivative, fair value of embedded derivative liability		$ 166,564
Debt instrument market price per share | $ / shares		$ 50.00
Debt Instrument, description		The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Debt instrument, interest rate, stated percentage		8.00%
Convertible debt principal amount		$ 133,000																																																					86,400		86,400		133,000
Accrued interest																																																							$ 6,322		$ 6,322		$ 1,137
Debt maturity date		May 23, 2020
Legal fees		$ 3,000
Percentage of outstanding shares of common stock		4.99%
Proceeds from convertible debt		$ 130,000
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member] | Redstart Holdings Note [Member]
Debt instrument, interest rate, stated percentage		8.00%
Debt maturity date		May 23, 2020
Legal fees		$ 3,000
Proceed from note receivable net		$ 130,000